Earnings per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings per Share
Earnings per Share

Note 17. Earnings per Share

Prior to the Conversion, the Company’s ownership interests consisted of two classes of equity units, referred to as Common Units and Common Equivalent Preferred Units (“CEP Units”), which have been retroactively restated as shares reflecting the conversion ratios discussed in Note 4.

Our Series A Preferred Shares and RSUs issued under our 2022 Equity Incentive Plan are considered participating securities as they receive non-forfeitable rights to dividends at the same rate as Common Shares. As participating securities, we include these instruments in the computation of earnings per share under the two-class method described in ASC 260, Earnings per Share.

Prior to the Conversion, the dilutive effect of CEP Units is calculated by using the “if-converted” method. This assumes an add-back of dividends on the CEP Units to net income attributable to unitholders as if the securities were converted to common shares at the beginning of the reporting period (or at the time of issuance, if later), and the resulting common shares are included in the number of weighted-average units outstanding.

The dilutive effect of time-based option awards and RSUs is calculated using the treasury stock method, while performance-based awards are treated as contingently issuable.

We have excluded from the computation of diluted shares the effect of Warrants, time-based options awards and RSUs because their inclusion would have an anti-dilutive effect due to our reported net loss. We had 19.9 million warrants, 1.6 million time-based options awards, and 1.1 million RSUs outstanding at September 30, 2022, and 15.3 million, 9.1 million and 222.2 million unit options, restricted Common Units, and CEP Units outstanding, respectively, at September 30, 2021, which if converted into common shares would yield 1.6 million, 1.0 million, and 23.3 million common shares, respectively.

The following table sets forth the computation of basic and diluted earnings per share under the two-class method.

	Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands, except per unit data)	2022	2021	2022	2021
Basic Earnings per Common Share
Numerator:
Net loss attributable to common shareholders	$(20,246)	$(10,096)	$(44,717)	$(34,472)
Denominator:
Basic weighted-average common shares outstanding	49,795	34,523	39,819	34,455
Basic Loss per common share	$(0.41)	$(0.29)	$(1.12)	$(1.00)

Diluted Earnings per Common Share
Numerator:
Net loss attributable to common shareholders	$(20,246)	$(10,096)	$(44,717)	$(34,472)
Impact of non-participating securities	—	—	—	—
Net loss attributable to common shareholders – diluted	$(20,246)	$(10,096)	$(44,717)	$(34,472)

Denominator:
Basic weighted-average common shares outstanding	49,795	34,523	39,819	34,455
Impact of dilutive non-participating securities	—	—	—	—
Impact of if-converted securities	—	—	—	—
Weighted-average shares for dilutive earnings per common share	49,795	34,523	39,819	34,455
Dilutive loss per common share	$(0.41)	$(0.29)	$(1.12)	$(1.00)

Note 17. Earnings per Share

The dilutive effect of CEP Units (see Note 6) is calculated by using the “if-converted” method. This assumes an add-back of dividends on the preferred units to net income attributable to shareholders as if the securities were converted to Common Shares at the beginning of the reporting period (or at the time of issuance, if later), and the resulting Common Shares are included in the number of weighted-average shares outstanding.

The dilutive effect of time-based option awards and RSCs is calculated using the treasury stock method, while MOIC vesting units are treated as contingently issuable. See Note 7.

We have excluded from the computation of diluted shares the effect of options, RSCs, and CEP Units because their inclusion would have an anti-dilutive effect due to our reported loss. We had 3.2 million options, 1.0 million RSCs, and 239.2 million CEP Units outstanding at December 31, 2021, and 2.5 million, 1.4 million and 222.2 million of options, RSCs, and CEP Units outstanding, respectively, at December 31, 2020.

	Year Ended	Year Ended
(Thousands, except per share data)	December 31, 2021	December 31, 2020
Diluted Earnings per Common Shares
Numerator:
Net loss attributable to common shareholders – basic	$(46,155)	$(147,684)
PIK dividends on preferred units	—	—
Impact of if-converted securities	—	—
Net loss attributable to common shareholders – dilutive	$(46,155)	$(147,684)
Denominator:
Weighted-average common shares outstanding – basic	34,472	34,202
Impact of if-converted securities	—	—
Effect of other dilutive securities	—	—
Weighted-average common shares outstanding – dilutive	34,472	34,202
Dilutive loss per common share	$(1.34)	$(4.32)